Cover	Oct. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity File Number	000-54457
Entity Registrant Name	EYEONIX AIQ, INC.
Entity Central Index Key	0001807689
Entity Tax Identification Number	83-4100110
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	30 N Gould Street #60224
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
City Area Code	(727)
Local Phone Number	692-3348
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false